OPPENHEIMER CHAMPION INCOME FUND
                SUPPLEMENT DATED DECEMBER 1, 1997 TO THE
                   PROSPECTUS DATED JANUARY 20, 1997

1. The supplement dated May 1, 1997 is replaced with the following:

2. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is revised to read as follows:

(1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on page 31) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares Buying Class A Shares", below.


3. The third sentence in "Who Manages the Fund?" under "A Brief Overview of the Fund" on page 6 is deleted and replaced with the following sentence:

      "The Fund's portfolio manager, who is employed by the Manager and who is primarily responsible for the selection of the Fund's securities, is David Negri."

4. The text of the section captioned "Portfolio Manager" under "How the Fund is Managed" on page 21 is deleted and replaced with the following:

               "The Portfolio Manager of the Fund is David P. Negri. Effective December 1, 1997, he is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Negri is a Vice President of the Manager and a Vice President of the Fund, and also serves as an officer of other Oppenheimer funds. During the past five years, Mr. Negri has also served as an officer and portfolio manager for other mutual funds managed by the Manager (with the Fund, the "Oppenheimer funds").



                                                                     [CONTINUED]

5. In "Class A Shares" under "Classes of Shares" on page 27 the second sentence is replaced by the following: "If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge."

6. The following is added to "Which Class of Shares Should You Choose? - How Does it Affect Payments To My Broker?" on page 29: "The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers."

7. In the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 32 the first sentence is replaced by the following:

The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

8. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 32, the first sentence is replaced by the following:

If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

9. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 33 is replaced by the following: "The Distributor will add the value, at current offering price, of the shares you previously

                                                                     [CONTINUED]
                                  -2-
purchased and currently own to the value of current purchases to determine the sales charge rate that applies."

10. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 35 is replaced by the following:

      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

      o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

11. The following subparagraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 36:

      o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

      o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

12. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 38:

The Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.


                                                                     [CONTINUED]
                            -3-

13. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 38:

The Distributor may pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

14. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions of Shares in Certain Cases" in "Waivers of Class B and Class C sales charges" on page 39 is replaced with the following and a new sub-section (6) is added as follows:

     o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans . . .or (6) for loans to participants or beneficiaries.

15. The following sub-paragraph is added at the end of "Waivers of Class B and Class C Sales Charges" on page 40:

      o distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

16. The section captioned "Special Investor Services" on page 41 is revised by adding the following after the sub-section captioned "PhoneLink":

SHAREHOLDER TRANSACTIONS BY FAX. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




December 1, 1997                                              PS0190.011

                        OPPENHEIMER CHAMPION INCOME FUND
                   SUPPLEMENT DATED DECEMBER 1, 1997 TO THE
               STATEMENT OF INFORMATION DATED JANUARY 20, 1997


The Statement of Additional Information is changed as follows:

      The information regarding Ralph Stellmacher in "Trustees and Officers of the Fund" under "How the Fund is Managed" on page 26 is deleted and replaced with the following:

            DAVID P. NEGRI, Vice President and Portfolio Manager; Age 42 Two World Trade Center, New York, New York 10048-0203
            Vice President of the Manager; an officer of other Oppenheimer funds.




December 1, 1997                                                    PX0190.005